OPERATING LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
As of December 31, 2019, we leased in one (2018: eight vessels) from SFL and three vessels (2018: one vessel) from third parties, all of which are classified as operating leases. Additionally, as of December 31, 2019 and 2018, respectively, we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months. Refer to Note 3 Recently Issued Accounting Standards for information related to the adoption of ASC 842 on January 1, 2019.

During 2019 we had eight Capesize vessels leased from SFL which were classified as operating leases up until December 2019. In December 2019, seven of the eight charters were amended which resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. With reference to Note 27 Related Party Transactions, these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for these eight charters is $17,600, of which $7,000 is for operating expenses (including dry docking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $18,626 in 2019 and we incurred $0.8 million in profit share in 2019 ($0.2 million in 2018 and 2017, respectively). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. Contingent or variable lease expense was recorded in 2019, 2018 and 2017 as an increase in charter hire expense of $3.0 million, $2.6 million and $1.2 million, respectively.

For the seven charters with SFL that were amended in December 2019, we received in January 2020 a funding of $2.5 million per vessel to finance the scrubber investments, which will be paid by us, on these vessels. In addition, the daily time charter rate for these vessels increased by $1,535 from January 1, 2020 to June 30, 2025. The profit share mechanism will not be adjusted with the increased rate.

For the Ultramax vessel, Golden Hawk, the daily rate is $13,200 until the expiration of the fixed term of the contract in the first quarter of 2022. Based on an agreement that reduced the daily rate to $11,200 from $13,200 for a two year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor up to $1.75 million in the aggregate, and any such payments will reduce the amount of payment due on or about February 20, 2022 by a corresponding amount. As of December 31, 2019, no such index linked compensation had been paid.

In 2019, we took delivery of the MV Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 103,000 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day.

Total expense for operating leases was $66.0 million in 2019 (2018: $71.8 million), which included $31.5 million for short-term leases (2018: $37.3 million). Total cash paid in respect of operating leases was $70.1 million in 2019 (2018: $82.7 million). The weighted average discount rate in relation to our operating leases was 6.03% and the weighted average lease term was 6.9 years in 2019. Following the lease modification of the seven leases from SFL as described above, the weighted average discount rate in relation to our operating leases was 5.04% and the weighted average lease term was 2.2 years as of December 31, 2019.

Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	—	3,079	205,328
Additions	3,545	—	27,607	—	31,152
Amortization	(16,159)	(1,041)	(2,190)	(419)	(19,809)
Impact of modification of operating leases	(161,818)	—	—	—	(161,818)
December 31, 2019	23,973	2,803	25,417	2,660	54,853

In 2019, we recorded a total of $3.5 million in installation costs of ballast water equipment on the corresponding right of use assets for the SFL leases.

Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816	9,567	—	3,079	198,462
Additions	—	—	27,607	—	27,607
Repayments	(18,949)	(2,343)	(2,190)	(419)	(23,901)
Impact of modification of operating leases	(145,797)	—	—	—	(145,797)
Foreign exchange translation	—	—	—	16	16
December 31, 2019	21,070	7,224	25,417	2,676	56,387
Current portion	2,511	2,478	8,953	435	14,377
Non-current portion	18,559	4,746	16,464	2,241	42,010

Charter hire and office rent expense
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

The future lease payments under our non-cancelable operating leases as of December 31, 2019 are as follows:

(in thousands of $)
2020	16,990
2021	18,694
2022	11,735
2023	3,356
2024	3,313
Thereafter	10,818
Total minimum lease payments	64,906
Less: Imputed interest	(8,519)
Present value of operating lease liabilities	56,387

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis, net of amortization of unfavorable time charter contracts.

As of December 31, 2019, the future rental payments include $3.1 million (2018: $3.6 million) in relation to office rent costs and $61.8 million (2018: $274.5 million) in relation to charter hire costs for leased in vessels.

Rental income
As of December 31, 2019, we leased out 11 vessels on fixed time charter rates (2018 : 17 vessels) and 16 vessels (2018 : 13 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases.

The future operating lease receipts under our non-cancelable fixed rate operating leases as of December 31, 2019 are as follows:

(in thousands of $)
2020	54,791
2021	850
2022	—
2023	—
2024	—
Thereafter	—
55,641

As of December 31, 2019, the cost and accumulated depreciation of the 27 vessels which were leased out to third parties, were $1,235.1 million and $155.1 million, respectively.
As of December 31, 2018, the cost and accumulated depreciation of the 30 vessels which were leased out to third parties, were $1,375.7 million and $134.4 million, respectively.
OPERATING LEASES	OPERATING LEASES
As of December 31, 2019, we leased in one (2018: eight vessels) from SFL and three vessels (2018: one vessel) from third parties, all of which are classified as operating leases. Additionally, as of December 31, 2019 and 2018, respectively, we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months. Refer to Note 3 Recently Issued Accounting Standards for information related to the adoption of ASC 842 on January 1, 2019.

During 2019 we had eight Capesize vessels leased from SFL which were classified as operating leases up until December 2019. In December 2019, seven of the eight charters were amended which resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. With reference to Note 27 Related Party Transactions, these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for these eight charters is $17,600, of which $7,000 is for operating expenses (including dry docking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $18,626 in 2019 and we incurred $0.8 million in profit share in 2019 ($0.2 million in 2018 and 2017, respectively). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. Contingent or variable lease expense was recorded in 2019, 2018 and 2017 as an increase in charter hire expense of $3.0 million, $2.6 million and $1.2 million, respectively.

For the seven charters with SFL that were amended in December 2019, we received in January 2020 a funding of $2.5 million per vessel to finance the scrubber investments, which will be paid by us, on these vessels. In addition, the daily time charter rate for these vessels increased by $1,535 from January 1, 2020 to June 30, 2025. The profit share mechanism will not be adjusted with the increased rate.

For the Ultramax vessel, Golden Hawk, the daily rate is $13,200 until the expiration of the fixed term of the contract in the first quarter of 2022. Based on an agreement that reduced the daily rate to $11,200 from $13,200 for a two year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor up to $1.75 million in the aggregate, and any such payments will reduce the amount of payment due on or about February 20, 2022 by a corresponding amount. As of December 31, 2019, no such index linked compensation had been paid.

In 2019, we took delivery of the MV Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 103,000 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day.

Total expense for operating leases was $66.0 million in 2019 (2018: $71.8 million), which included $31.5 million for short-term leases (2018: $37.3 million). Total cash paid in respect of operating leases was $70.1 million in 2019 (2018: $82.7 million). The weighted average discount rate in relation to our operating leases was 6.03% and the weighted average lease term was 6.9 years in 2019. Following the lease modification of the seven leases from SFL as described above, the weighted average discount rate in relation to our operating leases was 5.04% and the weighted average lease term was 2.2 years as of December 31, 2019.

Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	—	3,079	205,328
Additions	3,545	—	27,607	—	31,152
Amortization	(16,159)	(1,041)	(2,190)	(419)	(19,809)
Impact of modification of operating leases	(161,818)	—	—	—	(161,818)
December 31, 2019	23,973	2,803	25,417	2,660	54,853

In 2019, we recorded a total of $3.5 million in installation costs of ballast water equipment on the corresponding right of use assets for the SFL leases.

Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816	9,567	—	3,079	198,462
Additions	—	—	27,607	—	27,607
Repayments	(18,949)	(2,343)	(2,190)	(419)	(23,901)
Impact of modification of operating leases	(145,797)	—	—	—	(145,797)
Foreign exchange translation	—	—	—	16	16
December 31, 2019	21,070	7,224	25,417	2,676	56,387
Current portion	2,511	2,478	8,953	435	14,377
Non-current portion	18,559	4,746	16,464	2,241	42,010

Charter hire and office rent expense
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

The future lease payments under our non-cancelable operating leases as of December 31, 2019 are as follows:

(in thousands of $)
2020	16,990
2021	18,694
2022	11,735
2023	3,356
2024	3,313
Thereafter	10,818
Total minimum lease payments	64,906
Less: Imputed interest	(8,519)
Present value of operating lease liabilities	56,387

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis, net of amortization of unfavorable time charter contracts.

As of December 31, 2019, the future rental payments include $3.1 million (2018: $3.6 million) in relation to office rent costs and $61.8 million (2018: $274.5 million) in relation to charter hire costs for leased in vessels.

Rental income
As of December 31, 2019, we leased out 11 vessels on fixed time charter rates (2018 : 17 vessels) and 16 vessels (2018 : 13 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases.

The future operating lease receipts under our non-cancelable fixed rate operating leases as of December 31, 2019 are as follows:

(in thousands of $)
2020	54,791
2021	850
2022	—
2023	—
2024	—
Thereafter	—
55,641

As of December 31, 2019, the cost and accumulated depreciation of the 27 vessels which were leased out to third parties, were $1,235.1 million and $155.1 million, respectively.
As of December 31, 2018, the cost and accumulated depreciation of the 30 vessels which were leased out to third parties, were $1,375.7 million and $134.4 million, respectively.